LEGG MASON PARTNERS INSTITUTIONAL TRUST

SUPPLEMENT DATED DECEMBER 6, 2018

TO THE PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION,

EACH DATED JUNE 29, 2018, OF

WESTERN ASSET SMASH SERIES M FUND (THE “FUND”)

1a.

Effective January 4, 2019, the section titled “Management – Investment professionals” relating to the Fund in the summary section of the Fund’s Prospectus is deleted in its entirety and replaced with the following:

Investment professionals: S. Kenneth Leech (Chief Investment Officer), Julien A. Scholnick (Portfolio Manager), Sean Johnson (Portfolio Manager), Greg E. Handler (Portfolio Manager) and Harris A. Trifon (Portfolio Manager). Mr. Leech has been a part of the portfolio management team for the fund since 2014. Mr. Scholnick has been a part of the portfolio management team for the fund since 2017. Mr. Johnson has been a part of the portfolio management team for the fund since June 2018. Messrs. Handler and Trifon have been part of the portfolio management team for the fund since January 2019. These investment professionals, all of whom are employed by Western Asset, work together with a broader investment management team.

1b.

Effective January 4, 2019, the second paragraph in the section titled “More on fund management – Investment professionals” relating to the Fund in the Fund’s Prospectus is deleted in its entirety and replaced with the following:

SMASh Series M Fund

The individuals responsible for day-to-day portfolio management, development of investment strategy, oversight and coordination of the fund are S. Kenneth Leech (Chief Investment Officer), Julien A. Scholnick (Portfolio Manager), Sean Johnson (Portfolio Manager), Greg E. Handler (Portfolio Manager) and Harris A. Trifon (Portfolio Manager). Mr. Leech has been a part of the portfolio management team for the fund since 2014. Mr. Scholnick has been a part of the portfolio management team for the fund since 2017. Mr. Johnson has been a part of the portfolio management team for the fund since June 2018. Messrs. Handler and Trifon have been part of the portfolio management team for the fund since January 2019.

Messrs. Leech, Scholnick, Johnson and Handler have been employed by Western Asset as investment professionals for at least the past five years. Mr. Trifon has been employed by Western Asset as an investment professional since 2014. From 2009 to 2014, Mr. Trifon worked as Director, Fixed Income Research at Deutsche Bank.

1c.

Effective January 4, 2019, all information related to Anup Agarwal with respect to the Fund in the section of the Fund’s Statement of Additional Information titled “Investment Management and Other Services – Investment Professionals – Other Accounts Managed by Investment Professionals” is deleted in its entirety and replaced with the following:

Investment Professional	Type of Account	Number of Accounts Managed	Total Assets Managed ($ billions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based ($ billions)
Greg E. Handler*	Registered investment companies	1.322		0	0
	Other pooled investment vehicles	11	2.4	0	0
	Other accounts	12.433		2.098

Investment Professional	Type of Account	Number of Accounts Managed	Total Assets Managed ($ billions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based ($ billions)

Harris A. Trifon*	Registered investment companies	1.168		0	0
	Other pooled investment vehicles	0	0	0	0
	Other accounts	1.085		1.085

*

The information in this table relating to Messrs. Handler and Trifon is as of October 31, 2018 and does not reflect additional accounts (including the fund) for which they joined the portfolio management team since that date.

1d.

Effective January 4, 2019, the information related to Anup Agarwal with respect to the Fund in the section of the Fund’s Statement of Additional Information titled “Investment Management and Other Services – Investment Professionals – Investment Professional Securities Ownership” is deleted in its entirety and replaced with the following:

Investment Professional	Dollar Range of Ownership of Securities ($)
Greg E. Handler*	None
Harris A. Trifon*	None

*	The information in this table relating to Messrs. Handler and Trifon is as of October 31, 2018.

Please retain this supplement for future reference.

WASX491342

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